Note 1 - Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Consideration in cash	23,450
Less: Carrying value of Net assets of companies acquired	1,190
Excess of consideration over acquired assets	22,260